SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [abstract]
Net income (loss)	$ 2,429	$ (1,493)	$ 6,205	$ (1,650)
Realized disposition gains in fair value changes or equity	488	469	2,212	562
Non-controlling interests in FFO	3,140	1,501	5,712	3,482
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	328	1,253	616	2,191
Fair value changes	(377)	1,153	(2,471)	1,567
Depreciation and amortization	1,571	1,376	3,081	2,785
Deferred income taxes	301	(96)	490	72
Total FFO	$ 1,600	$ 1,161	$ 4,421	$ 2,045